Redacted LoanID	TPMT_2019_1_GROUP	LoanUID	Loan Number	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Loss/Mit?	Loss Mitigation Type	Modification Status	Property Damage	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Summary Comment	Date Updated
F93B73E0-09DF-4DD3-9BF5-FA8FB62BE15C	1	xxx	xxx	xxx	xxx	MA	8/1/2016	9/1/2015	2/4/2016	Not Determined	Occupied by Unknown		Never		Never			Previously	Payment Deferral		No	Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.
 FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: Comments on 2/11/2016 indicate receipt of investor approval to extend two months.  The extension is for the months of January and February 2016 payments with two payments down.  The borrower needs to make a payment of $1,662.34.  Payment was received on 2/24/2016.  Comments on 2/24/2016 indicate that the 2 month extension was activated with the next due date of 3/01/2016.  Comments on 2/29/2016 indicate that the extension deferment agreement was received.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
 ADDITIONAL INFORMATION: On 3/16/2016 results of the property inspection were completed on 2/20/2016 were received and indicated property was occupied (specific occupant not mentioned).  A property inspection was requested on 9/8/2016; as of 9/10/2016, the property inspection results have not been received.
																											8/31/2016